Organization and Nature of Business - Additional Information (Details) - USD ($)	Dec. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash		$ 415,839,000	$ 329,063,000	$ 264,479,000
Perella Weinberg Partners (PWP) | Forecast
Business Acquisition [Line Items]
Cash	$ 10,000,000
Redemption of ownership interests	$ 110,000,000
Percentage of ownership acquired	50.00%
FinTech Acquisition Corp IV | Forecast
Business Acquisition [Line Items]
Net proceeds reserved for redemption of ownership interest	$ 975,000,000
Payments to acquire businesses	230,000,000
Business combination, consideration transferred, equity interests issued and issuable	$ 125,000,000
FinTech Acquisition Corp IV | Private Placement | Forecast
Business Acquisition [Line Items]
Share price (in Dollars per Share)	$ 10.00